UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Maplelane Capital, LLC

Address:  767 Third Avenue, 11th Floor
          New York, New York 10017

13F File Number: 028-14130

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Leon Shaulov
Title:  Managing Member
Phone:  (212) 583-8515



Signature, Place and Date of Signing:

/s/ Leon Shaulov              New York, New York               August 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   77

Form 13F Information Table Value Total:  $1,210,711
                                         (thousands)


List of Other Included Managers:

Form 13F File Number                       Name

1.     028-14131                           NRMA, LLC

2.     028-14132                           Net Return Asset Management, LLC

                                                      FORM 13F INFORMATION TABLE
                                                            June 30, 2012

COLUMN 1                      COLUMN 2        COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6        COLUMN 7       COLUMN 8

                              TITLE                        VALUE    SHRS OR   SH/ PUT/   INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION      MGRS    SOLE   SHARED  NONE
--------------                ---------       ------      --------- --------  --- ----   -----------     -----   -----  ------- ----
AMAZON COM INC                COM             023135106    14,386      63,000 SH         SHARED-DEFINED  1,2        63,000
AMAZON COM INC                COM             023135106    12,559      55,000      CALL  SHARED-DEFINED  1,2        55,000
APPLE INC                     COM             037833100    71,208     121,932 SH         SHARED-DEFINED  1,2       121,932
APPLE INC                     COM             037833100   172,280     295,000      CALL  SHARED-DEFINED  1,2       295,000
BED BATH & BEYOND INC         COM             075896100     7,416     120,000 SH         SHARED-DEFINED  1,2       120,000
BED BATH & BEYOND INC         COM             075896100     7,416     120,000      PUT   SHARED-DEFINED  1,2       120,000
BIOGEN IDEC INC               COM             09062X103     5,775      40,000 SH         SHARED-DEFINED  1,2        40,000
CHESAPEAKE ENERGY CORP        COM             165167107    30,504   1,640,000      PUT   SHARED-DEFINED  1,2     1,640,000
CIENA CORP                    COM NEW         171779309     5,730     350,000      CALL  SHARED-DEFINED  1,2       350,000
CITRIX SYS INC                COM             177376100    20,985     250,000      PUT   SHARED-DEFINED  1,2       250,000
DAVITA INC                    COM             23918K108     1,964      20,000 SH         SHARED-DEFINED  1,2        20,000
E M C CORP MASS               COM             268648102     2,435      95,000 SH         SHARED-DEFINED  1,2        95,000
E M C CORP MASS               COM             268648102    18,454     720,000      CALL  SHARED-DEFINED  1,2       720,000
EDWARDS GROUP LTD             SPONSORED ADR   281736108     3,280     410,000 SH         SHARED-DEFINED  1,2       410,000
F5 NETWORKS INC               COM             315616102     4,978      50,000      PUT   SHARED-DEFINED  1,2        50,000
FACEBOOK INC                  CL A            30303M102    17,880     575,000      PUT   SHARED-DEFINED  1,2       575,000
FACTSET RESH SYS INC          COM             303075105     2,574      27,700      PUT   SHARED-DEFINED  1,2        27,700
FLEETCOR TECHNOLOGIES INC     COM             339041105     9,667     275,885 SH         SHARED-DEFINED  1,2       275,885
FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109    11,740     500,000      PUT   SHARED-DEFINED  1,2       500,000
FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109     1,761      75,000      CALL  SHARED-DEFINED  1,2        75,000
FORTINET INC                  COM             34959E109     6,974     300,357 SH         SHARED-DEFINED  1,2       300,357
FUSION-IO INC                 COM             36112J107     9,609     460,000      PUT   SHARED-DEFINED  1,2       460,000
GRAINGER W W INC              COM             384802104     9,562      50,000      PUT   SHARED-DEFINED  1,2        50,000
HEWLETT PACKARD CO            COM             428236103     5,028     250,000      CALL  SHARED-DEFINED  1,2       250,000
HILLSHIRE BRANDS CO           COM             432589109     4,348     149,980 SH         SHARED-DEFINED  1,2       149,980
IHS INC                       CL A            451734107    10,504      97,500 SH         SHARED-DEFINED  1,2        97,500
INFOSYS LTD                   SPONSORED ADR   456788108    20,277     450,000      PUT   SHARED-DEFINED  1,2       450,000
INTEL CORP                    COM             458140100    83,948   3,150,000      PUT   SHARED-DEFINED  1,2     3,150,000
INTERXION HOLDING N.V         SHS             N47279109     4,861     268,400 SH         SHARED-DEFINED  1,2       268,400
ISHARES TR                    RUSSELL 2000    464287655   119,340   1,500,000      PUT   SHARED-DEFINED  1,2     1,500,000
ISHARES S&P GSCI COMMODITY I  UNIT BEN INT    46428R107     3,044     100,000      CALL  SHARED-DEFINED  1,2       100,000
LIBERTY INTERACTIVE CORPORAT  INT COM SER A   53071M104    15,756     886,414 SH         SHARED-DEFINED  1,2       886,414
LIBERTY INTERACTIVE CORPORAT  INT COM SER A   53071M104    10,665     600,000      CALL  SHARED-DEFINED  1,2       600,000
MARRIOTT INTL INC NEW         CL A            571903202    13,720     350,000      PUT   SHARED-DEFINED  1,2       350,000
MBIA INC                      COM             55262C100       384      35,496 SH         SHARED-DEFINED  1,2        35,496
MCDONALDS CORP                COM             580135101    10,624     120,000      PUT   SHARED-DEFINED  1,2       120,000
MICROSTRATEGY INC             CL A NEW        594972408     4,609      35,493 SH         SHARED-DEFINED  1,2        35,493
MICROSTRATEGY INC             CL A NEW        594972408     4,870      37,500      CALL  SHARED-DEFINED  1,2        37,500
MONSTER BEVERAGE CORP         COM             611740101    15,664     220,000      CALL  SHARED-DEFINED  1,2       220,000
NASDAQ OMX GROUP INC          COM             631103108     5,191     229,000 SH         SHARED-DEFINED  1,2       229,000
NETFLIX INC                   COM             64110L106    42,118     615,000      PUT   SHARED-DEFINED  1,2       615,000
NEWMARKET CORP                COM             651587107    10,830      50,000      PUT   SHARED-DEFINED  1,2        50,000
NEWS CORP                     CL A            65248E104     1,672      75,000 SH         SHARED-DEFINED  1,2        75,000
OMNIVISION TECHNOLOGIES INC   COM             682128103     1,109      83,134 SH         SHARED-DEFINED  1,2        83,134
OMNIVISION TECHNOLOGIES INC   COM             682128103     2,001     150,000      CALL  SHARED-DEFINED  1,2       150,000
OWENS CORNING NEW             COM             690742101     4,852     170,000      PUT   SHARED-DEFINED  1,2       170,000
POLYPORE INTL INC             COM             73179V103     4,039     100,000      PUT   SHARED-DEFINED  1,2       100,000
QLIK TECHNOLOGIES INC         COM             74733T105     2,872     129,819 SH         SHARED-DEFINED  1,2       129,819
QLOGIC CORP                   COM             747277101     1,369     100,000 SH         SHARED-DEFINED  1,2       100,000
QUESTCOR PHARMACEUTICALS INC  COM             74835Y101     9,317     175,000      PUT   SHARED-DEFINED  1,2       175,000
RACKSPACE HOSTING INC         COM             750086100    32,845     747,500      PUT   SHARED-DEFINED  1,2       747,500
RALPH LAUREN CORP             CL A            751212101     8,684      62,000 SH         SHARED-DEFINED  1,2        62,000
SALESFORCE COM INC            COM             79466L302    16,591     120,000      PUT   SHARED-DEFINED  1,2       120,000
SBA COMMUNICATIONS CORP       COM             78388J106     5,705     100,000 SH         SHARED-DEFINED  1,2       100,000
SEAGATE TECHNOLOGY PLC        SHS             G7945M107     2,473     100,000      PUT   SHARED-DEFINED  1,2       100,000
SEARS HLDGS CORP              COM             812350106     8,955     150,000      PUT   SHARED-DEFINED  1,2       150,000
SERVICESOURCE INTL LLC        COM             81763U100     2,078     150,000      PUT   SHARED-DEFINED  1,2       150,000
SINA CORP                     ORD             G81477104     1,295      25,000 SH         SHARED-DEFINED  1,2        25,000
SINA CORP                     ORD             G81477104     3,886      75,000      CALL  SHARED-DEFINED  1,2        75,000
SKYWORKS SOLUTIONS INC        COM             83088M102    10,928     400,000      PUT   SHARED-DEFINED  1,2       400,000
SPDR GOLD TRUST               GOLD SHS        78463V107    62,076     400,000      CALL  SHARED-DEFINED  1,2       400,000
STARBUCKS CORP                COM             855244109    13,863     260,000      PUT   SHARED-DEFINED  1,2       260,000
TERADATA CORP DEL             COM             88076W103     8,641     120,000      PUT   SHARED-DEFINED  1,2       120,000
TERADYNE INC                  COM             880770102    14,412   1,025,000 SH         SHARED-DEFINED  1,2     1,025,000
TRANSOCEAN LTD                REG SHS         H8817H100    11,183     250,000      CALL  SHARED-DEFINED  1,2       250,000
TRIPADVISOR INC               COM             896945201    22,348     500,067 SH         SHARED-DEFINED  1,2       500,067
TW TELECOM INC                COM             87311L104     5,132     200,000 SH         SHARED-DEFINED  1,2       200,000
UNIVERSAL DISPLAY CORP        COM             91347P105     3,594     100,000      PUT   SHARED-DEFINED  1,2       100,000
VERINT SYS INC                COM             92343X100     1,476      50,000 SH         SHARED-DEFINED  1,2        50,000
VERIZON COMMUNICATIONS INC    COM             92343V104     6,666     150,000      PUT   SHARED-DEFINED  1,2       150,000
VISA INC                      COM CL A        92826C839    12,363     100,000 SH         SHARED-DEFINED  1,2       100,000
VMWARE INC                    CL A COM        928563402    22,300     244,948 SH         SHARED-DEFINED  1,2       244,948
VMWARE INC                    CL A COM        928563402    13,656     150,000      CALL  SHARED-DEFINED  1,2       150,000
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209    16,894     599,500 SH         SHARED-DEFINED  1,2       599,500
WYNN RESORTS LTD              COM             983134107     8,298      80,000      CALL  SHARED-DEFINED  1,2        80,000
YAHOO INC                     COM             984332106    16,394   1,035,652 SH         SHARED-DEFINED  1,2     1,035,652
YAHOO INC                     COM             984332106    15,830   1,000,000      CALL  SHARED-DEFINED  1,2     1,000,000

SK 25435 0007 1311511